Non-Current Provisions And Other Non-Current Liabilities - Disclosure of Remeasurement of Net Defined Benefit Liability Asset (Details) - EUR (€) € in Millions	6 Months Ended				12 Months Ended
	Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023
Actuarial assumption of discount rates | Minimum
Disclosure of net defined benefit liability (asset) [Line Items]
Decrease in actuarial assumption	0.40%
Increase in actuarial assumption			(0.15%)
Actuarial assumption of discount rates | Maximum
Disclosure of net defined benefit liability (asset) [Line Items]
Increase in actuarial assumption	0.65%		0.40%
Eurozone | Actuarial assumption of expected rates of inflation
Disclosure of net defined benefit liability (asset) [Line Items]
Increase in actuarial assumption			(0.10%)
UKZONE | Actuarial assumption of expected rates of inflation
Disclosure of net defined benefit liability (asset) [Line Items]
Increase in actuarial assumption	0.10%
Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Actuarial gains/(losses) on benefit obligations	€ 373	[1]	€ 99	[2]	€ 379
Plan assets | Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Actuarial gains/(losses) on plan assets	€ (138)		€ 34		€ (208)

[1]	Includes the effects of (i) the change in discount rates (in a range between +0.40% and +0.65%) and (ii) the change in the inflation rate in the United Kingdom (+0.10%) in the first half of 2024.
[2]	Includes the effects of (i) the change in discount rates (in a range between -0.15% and +0.40%) and (ii) the change in the inflation rate in the eurozone (-0.10%) in the first half of 2023.